UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akre Capital Management, LLC

Address:  2 West Marshall Street
          P.O. Box 998
          Middleburg, Virginia 20118

13F File Number: 028-06599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew Schaefer
Title:   Chief Financial Officer
Phone:  (540) 687-8928


Signature, Place and Date of Signing:

/s/ Andrew Schaefer             Middleburg, VA             February 14, 2008
-----------------------    --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

     Form 13F File Number          Name

     028-5254                      Friedman Billings Ramsey Investment
                                   Management Inc.

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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        34

Form 13F Information Table Value Total:  $779,999
                                          (x1000)


List of Other Included Managers:  None

                                                    FORM 13F INFORMATION TABLE

                                                         December 31, 2007



   COLUMN 1                       COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8

                                   TITLE                    VALUE      SHRS OR  SH/  PUT/  INVSTMNT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS       CUSIP     (x$1000)    PRN AMT  PRN  CALL  DISCRETN   MGRS     SOLE   SHARED  NONE


99 CENTS ONLY STORES                COM        65440K106    28,663   3,600,855  SH          SOLE      NONE   3,600,855
AES CORP                            COM        00130H105    13,676     639,363  SH          SOLE      NONE     639,363
AMERICAN TOWER CORP                 CL A       029912201   172,008   4,037,735  SH          SOLE      NONE   4,037,735
AMERICREDIT CORP                    COM        03060R101    25,424   1,987,791  SH          SOLE      NONE   1,987,791
BALLY TECHNOLOGIES INC              COM        05874B107    40,176     808,035  SH          SOLE      NONE     808,035
BERKSHIRE HATHAWAY INC DEL          CL A       084670108    16,567         127  SH          SOLE      NONE         127
BERKSHIRE HATHAWAY INC DEL          CL B       084670207    10,244       2,163  SH          SOLE      NONE       2,163
BOYD GAMING CORP                    COM        103304101       238       7,000  SH          SOLE      NONE       7,000
CARMAX INC                          COM        143130102    31,753   1,607,765  SH          SOLE      NONE   1,607,765
CSK AUTO CORP                       COM        125965103    10,020   2,000,000  SH          SOLE      NONE   2,000,000
CSX CORP                            COM        126408103       837      19,036  SH          SOLE      NONE      19,036
ENTERTAINMENT PPTYS TR         COM SH BEN INT  29380T105       348       7,400  SH          SOLE      NONE       7,400
EXXON MOBIL CORP                    COM        30231G102       792       8,453  SH          SOLE      NONE       8,453
FEDERAL HOME LN MTG CORP            COM        313400301     3,729     109,455  SH          SOLE      NONE     109,455
GOLDMAN SACHS GROUP INC             COM        38141G104       912       4,243  SH          SOLE      NONE       4,243
HILB ROGAL & HOBBS                  COM        431294107     6,509     160,450  SH          SOLE      NONE     160,450
INTERNATIONAL GAME TECHNOLOG        COM        459902102     2,793      63,586  SH          SOLE      NONE      63,586
INTERNATIONAL SPEEDWAY CORP         CL A       460335201       932      22,635  SH          SOLE      NONE      22,635
IRON MTN INC                        COM        462846106     5,557     150,096  SH          SOLE      NONE     150,096
ISLE OF CAPRI CASINOS INC           COM        464592104     1,419     103,060  SH          SOLE      NONE     103,060
LAMAR ADVERTISING CO                CL A       512815101    27,300     567,918  SH          SOLE      NONE     567,918
MARKEL CORP                         COM        570535104    79,055     160,975  SH          SOLE      NONE     160,975
MONARCH CASINO & RESORT INC         COM        609027107    12,181     505,854  SH          SOLE      NONE     505,854
O REILLY AUTOMOTIVE INC             COM        686091109    30,457     939,161  SH          SOLE      NONE     939,161
PENN NATL GAMING INC                COM        707569109   183,005   3,073,138  SH          SOLE      NONE   3,073,138
PINNACLE ENTMT INC                  COM        723456109     3,533     149,948  SH          SOLE      NONE     149,948
PROGRESSIVE CORP OHIO               COM        743315103       243      12,674  SH          SOLE      NONE      12,674
TOLL BROTHERS INC                   COM        889478103     6,306     314,357  SH          SOLE      NONE     314,357
WELLS FARGO & CO NEW                COM        949746101     4,698     155,602  SH          SOLE      NONE     155,602